Profit and loss information (Tables)	6 Months Ended
Jun. 30, 2026
Receivables from contracts with customers [abstract]
Schedule of Revenue from Sale and Transfer of Goods and Services	The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			June 30 2026	June 30 2025
	Recognition	Operating segment	US$'000	US$'000
Sale of goods	At a point in time	Precision Medicine	388,210	305,765
Sale of goods	At a point in time	Manufacturing Solutions	83,606	76,807
Royalty income	At a point in time	Precision Medicine	423	55
Provision of services	At a point in time	Manufacturing Solutions	-	15
Provision of services	Over time	Manufacturing Solutions	5,111	3,708
Research and development services	Over time	Precision Medicine	-	15
Research and development services	Over time	Therapeutics	-	3,994
Total revenue from continuing operations			477,350	390,359

Schedule of Employment Costs

	June 30 2026	June 30 2025
	US$'000	US$'000
Salaries and wages	117,683	94,813
Sales commissions	4,914	3,235
Share-based payment charge	12,129	11,585
Non-Executive Directors’ fees	416	386
	135,142	110,019

Schedule of Depreciation and Amortization

	June 30 2026	June 30 2025
	US$'000	US$'000
Amortization of intangible assets	4,204	4,620
Depreciation	6,951	4,965
	11,155	9,585

Schedule of Other Income

	June 30 2026	June 30 2025
	US$'000	US$'000
Other income from collaboration agreements	(40,000)	-
	(40,000)	-

Schedule of Finance Costs

	June 30 2026	June 30 2025
	US$'000	US$'000
Unwind of discount	14,533	12,410
Interest expense on lease liabilities	1,783	1,054
Convertible bond interest expense	5,334	4,911
(Gain) on repurchase of convertible bond	(2,935)	-
Interest expense	303	231
Bank fees	370	236
Finance costs	19,388	18,842